Financial Instruments Offsetting Financial Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Offsetting Liabilities [Line Items]
Cash Collateral for Borrowed Securities	$ 792.6		$ 47.1
Total Gross Liabilities Recognized Subject to Offsetting	794.5	[1]	47.4	[1]
Derivative liabilities, net	1.2		0.3
Securities Loaned or Sold under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Securities loaned agreements, net amount	0		0
Cash Collateral for Borrowed Securities	792.6	[1]	47.1	[1]
Derivative [Member]
Offsetting Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	1.9	[1]	0.3	[1]
Derivative liabilities	1.2		0.3
Cash [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	(0.7)		0
Cash [Member] | Securities Loaned or Sold under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	0		0
Cash [Member] | Derivative [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	(0.7)		0
Financial Instruments [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	(792.6)		(47.1)
Financial Instruments [Member] | Securities Loaned or Sold under Agreements to Repurchase [Member]
Offsetting Liabilities [Line Items]
Collateral Payable Under Securities Loan Agreements	(792.6)		(47.1)
Financial Instruments [Member] | Derivative [Member]
Offsetting Liabilities [Line Items]
Collateral Already Posted, Aggregate Fair Value	$ 0		$ 0

[1]	There were no amounts offset in our balance sheets at December 31, 2013 or December 31, 2012.